Related party transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related party transactions
Schedule of relationship and the nature of related party transactions
Name of related party	Relationship to the Company	Nature of transactions
Zhejiang Yili Yuncang Technology Group Co., Ltd	10% equity interest owned by the Company	Prepayment of electricity and water expenses for office leased to the Company
FarmNet Limited	Owns 0.7% equity interest of the Company	Payment of expenses by the Company
Epakia Canada Inc	The legal representative of Epakia Canada Inc is a director of the Company.	Payment of expenses by the Company
Forasen Group Co., Ltd	Owned by Mr. Zhengyu Wang, the Chairman of the Board of Directors of the Company	Sales from the Company
Zhang Bin	Serves as the supervisor of Farmmi Food	Sales from the Company
Shanghai Zhongjian Yiting Medical Health Technology Partnership	A partnership jointly set up by the Company with another limited partner ("LP").	Payment of expenses by the Company
Zhang Dehong	The brother of the Company’s CEO, Ms. Yefang Zhang	Payment of expenses by the Company and provide guarantees as an additional security for certain loans
Yefang Zhang	Chief Executive Officer of the Company	Payment of expenses for the Company
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr. Zhengyu Wang and Ms. Yefang Zhang, CEO of the Company	Lease factory building to the Company and charging water and electricity for offices leased to the Company
Forasen Holdings Group Co., Ltd	Owned by Mr. Zhengyu Wang, the Chairman of the Board of Directors of the Company	Purchases from the Company

Schedule of due from related parties
		As of	As of
		September 30,	September 30,
		2024	2023
Due from related parties	Names of related parties
Other receivables	Dehong Zhang	$202,547	$137
Other receivables	Zhejiang Yili Yuncang Holding Group Co., Ltd	99,441	103,417
Other receivables	FarmNet	4,100	4,100
Other receivables	Epakia Canada Inc	2,996	2,996
Trade receivables	Forasen Group Co., Ltd	2,094	-
Trade receivables	Zhang Bin	1,184	-
Other receivables	Shanghai Zhongjian Yiting Medical Health Technology Partnership	-	308
		$312,362	$110,958

Schedule of due to related parties
		As of	As of
		September 30,	September 30,
		2024	2023
Due to related parties	Name of related parties
Other payable	Yefang Zhang	$356,975	$9,150
Other payable	Zhejiang Tantech Bamboo Technology Co., Ltd	144,525	24,496
Other payable	Forasen Holdings Group Co., Ltd	-	168
		$501,500	$33,814

Schedule of Operating lease from related parties
Zhejiang Tantech Bamboo Technology Co., Ltd	Lease No 1	Lease No. 2	Lease No. 3	Total
Lease begin date	August 1, 2021	July 14, 2021	March 1, 2023
Lease end date	July 31, 2031	July 13, 2031	February 29, 2028
Leasing purpose	Factory building	Factory building	Office
Annual rent in RMB	168,854	421,431	131,835	722,120
Annual rent in USD	$23,438	$58,497	$18,299	$100,234
Area (in square meters)	1,180	1,914	479	3,573